Average Annual Total Returns	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Ten Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Inception Date	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Class W Inception	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W Class W Inception	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions Class W Inception	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions and Sales Class W Inception
Total	(4.62%)	1.02%	1.20%	(5.26%)	1.23%	1.53%	(8.11%)	0.22%	0.56%	(8.12%)	0.04%	0.42%	(4.30%)	0.34%	0.61%	(6.70%)	0.13%	0.29%	(4.76%)	1.13%	1.14%	(7.22%)	1.31%	1.93%	(5.97%)	1.48%	1.96%	(9.88%)	0.25%	1.41%	(9.90%)	0.16%	1.35%	(5.19%)	0.51%	1.43%	(8.48%)	0.16%	1.14%	(6.62%)	1.18%	2.00%	(4.51%)	1.30%	1.44%	(7.67%)	0.58%	1.10%	May 04, 2015	(7.69%)	0.54%	1.06%	(3.97%)	0.71%	1.11%	(6.26%)	0.48%	0.78%	May 04, 2015	(4.36%)	1.49%	1.81%	May 04, 2015	(9.46%)	1.61%	2.70%	(6.57%)	1.70%	2.41%	(10.63%)	0.30%	2.19%	(10.63%)	0.30%	2.07%	(5.59%)	0.59%	2.08%	(9.15%)	0.22%	1.92%	(7.32%)	1.23%	2.78%	(8.53%)	1.25%	2.13%	(15.08%)	0.32%	2.63%	(15.20%)	0.19%	2.51%	(7.74%)	0.87%	2.79%	(13.86%)	0.20%	2.37%	(12.14%)	1.21%	3.21%	(8.53%)	4.45%	(11.73%)	4.65%	(11.88%)	3.67%	(5.48%)	3.81%